1875 K Street, N.W.
Washington, DC 20006

Tel: 202 303 1000
Fax: 202 303 2000

April 8, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)
(Securities Act File No. 333-92935
Investment Company Act File No. 811-09729)
Post-Effective Amendment No. 2,537

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,537 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to meet its investment objective generally by investing in component securities of the Bloomberg Barclays December 2032 Maturity Corporate Index (the “Underlying Index”). The Fund may also invest in other exchange-traded funds (“ETFs”), U.S. government securities, short-term paper, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

Securities and Exchange Commission

April 8, 2022

The Fund is a term fund that will terminate on or about December 15, 2032, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund does not seek to return any predetermined amount at maturity or in periodic distributions. The Underlying Index is composed of U.S. dollar-denominated, taxable, investment-grade (as determined by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”)) corporate bonds scheduled to mature between January 1, 2032 and December 15, 2032, inclusive. As of February 28, 2022, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

The Underlying Index consists of U.S. dollar-denominated, investment-grade securities issued by U.S. and non-U.S. corporate issuers that have $300 million or more of outstanding face value at the time of inclusion. The non-U.S. corporate issuers included in the Underlying Index consist primarily of corporate bonds issued by companies domiciled in developed countries. The Fund will invest in non-U.S. issuers to the extent necessary for it to track the Underlying Index. Each bond included in the Underlying Index must be registered with the SEC, have been exempt from registration at issuance, or have been offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), with registration rights. Further, the securities in the Underlying Index must be denominated in U.S. dollars and have a fixed-rate, although they can carry a coupon that steps-up according to a predetermined schedule. In addition, to be included in the Underlying Index, securities that are rated by all three of the rating agencies named below must be rated “investment-grade” by at least two of the three rating agencies, which is defined as Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P Global Ratings or Fitch Ratings, Inc. When ratings from only two of the three rating agencies are available, the lower rating is used to determine eligibility. Securities with a rating from only one of the three ratings agencies must be rated investment-grade in order to be included in the Underlying Index.

The Underlying Index is constructed with the following methodology. The parent index, the Bloomberg Barclays U.S. Corporate Index (the “Parent Index”), representing U.S. dollar-denominated, taxable, investment-grade corporate bonds, is stripped of securities maturing outside of the maturity range described above. During the final two years of the Underlying Index, bonds that mature in 2032, but had not been eligible for inclusion in the Parent Index due to being within one year of maturity, will be eligible for inclusion in the Underlying Index until such bonds reach maturity. Securities are then market-cap weighted within the Underlying Index, with a 3% cap on any one issuer, and a pro rata distribution of any excess weight across the remaining issuers in the Underlying Index. The securities in the Underlying Index are updated on the last calendar day of each month until June 30, 2032. The last rebalance date will be on June 30, 2032. During this final six month period, the Underlying Index will no longer be updated or rebalanced, except to remove securities which are downgraded to below investment-grade per the eligibility criteria described above. Additionally, during this period, existing bond weights will be allowed to float based on changes in market value.

When a bond that is included in the Underlying Index matures in the last months of the Fund’s operation, its maturity value will be represented in the Underlying Index by cash throughout the remaining life of the Underlying Index.

Securities and Exchange Commission

April 8, 2022

The Fund is a series of the iShares iBonds fixed maturity series of bond ETFs sponsored by BlackRock, Inc. (“BlackRock”). The Fund does not invest in U.S. savings bonds or other U.S. government bonds (except to the extent the funds hold cash equivalent instruments consistent with their investment objectives) and is not designed to provide protection against inflation.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index, in each case except during the last months of the Fund’s operations, as described below. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.

The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. In the last months of operation, as the bonds held by the Fund mature, the proceeds will not be reinvested by the Fund in bonds but instead will be held in cash and cash equivalents. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15, 2032, the Underlying Index is expected to consist almost entirely of cash acquired in this manner. On or around this date, the Fund will wind up and terminate, and its net assets will be distributed to then-current shareholders pursuant to a plan of liquidation. The Fund should not be confused with a target date fund, which has assets that are managed according to a particular investment strategy that converts fund assets to conservative investments over time.

Securities and Exchange Commission

April 8, 2022

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Underlying Index is sponsored by Bloomberg, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,455, filed pursuant to Rule 485(a)(2) on April 1, 2021, relating to iShares iBonds Dec 2031 Term Corporate ETF (“PEA 2,455”), which became effective on June 15, 2021.

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,455. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Portfolio Managers,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Buying and Selling Shares,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Determination of Net Asset Value,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes,” “Shareholder Information – Taxes on Distributions,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution,” “Index Provider,” and “Disclaimers.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Construction and Maintenance of the Underlying Index,” “Investment Policies,” “Continuous Offering,” “Management – Trustees and Officers,” “Management – Committees of the Board of Trustees,” “Management – Remuneration of Trustees and Advisory Board Members,” “Management – Control Persons and Principal Holders of Securities,”

“Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Portfolio Managers,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,”

Securities and Exchange Commission

April 8, 2022

“Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates,” “Determination of Net Asset Value,” “Brokerage Transactions,” “Additional Information Concerning the Trust,”

“Creation and Redemption of Creation Units – General,” “Creation and Redemption of Creation Units – Cash Purchase Method,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of Authorized Participant,” “Creation and Redemption of Creation Units – Placement of Creation Orders,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Timing of Submission Orders,” “Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units,” “Creation and Redemption of Creation Units – Issuance of a Creation Unit,” “Creation and Redemption of Creation Units – Costs Associated with Creation Transactions,” “Creation and Redemption of Creation Units – Redemption of Creation Units,” “Creation and Redemption of Creation Units – Cash Redemption Method,” “Creation and Redemption of Creation Units – Costs Associated with Redemption Transactions,” “Creation and Redemption of Creation Units – Placement of Redemption Orders,” “Creation and Redemption of Creation Units – Custom Baskets,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units,” “Taxes – Regulated Investment Company Qualifications,” “Taxes, Taxation of RICs,” “Taxes – Net Capital Loss Carryforwards,” “Taxes – Excise Tax,” “Taxes – Taxation of U.S. Shareholders,” “Taxes – Sale of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Taxation of Certain Derivatives,” “Taxes – Market Discount,” “Taxes – Non-U.S. Investments,” “Taxes – Original Issue Discount,” “Taxes – Reporting,” “Taxes – Other Taxes,” Taxes – Taxation of Non-U.S. Shareholders,” and “Miscellaneous Information.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1285.

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

April 8, 2022

Sincerely,

/s/ Anne C. Choe
Anne C. Choe

cc:	Deepa Damre Smith
Marisa Rolland
DeCarlo McLaren
Nick Cordell
Michael Gung
George Rafal
Luis Mora
John Rupp